Supplemental Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Comprehensive Income
Net income	$ 1,133	$ 924	$ 438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	28	(51)	(3)
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	888	448	610
CNH Global N.V [Member]
Condensed Statements of Comprehensive Income
Net income	1,142	939	452
Other comprehensive income (loss):
Translation adjustment	(122)	(388)	149
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	29	(51)	(3)
Other comprehensive income (loss)	(254)	(491)	158
Total comprehensive income	888	448	610
Total comprehensive income attributable to CNH Global N.V.	888	448	610
Case New Holland Inc [Member]
Condensed Statements of Comprehensive Income
Net income	513	520	354
Other comprehensive income (loss):
Total comprehensive income	513	520	354
Total comprehensive income attributable to CNH Global N.V.	513	520	354
Guarantor Subsidiaries [Member]
Condensed Statements of Comprehensive Income
Net income	1,268	1,070	678
Other comprehensive income (loss):
Translation adjustment	39	(61)	14
Pension liability	(129)	(51)	16
Unrealized gain (loss) on available for sale securities
Unrealized gain (loss) on derivatives, net of reclassifications	45	(36)	(11)
Other comprehensive income (loss)	(45)	(148)	19
Total comprehensive income	1,223	922	697
Total comprehensive income attributable to CNH Global N.V.	1,223	922	697
All other subsidiaries [Member]
Condensed Statements of Comprehensive Income
Net income	660	434	296
Other comprehensive income (loss):
Translation adjustment	(79)	(357)	102
Pension liability	(31)	1	(9)
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	(16)	(15)	8
Other comprehensive income (loss)	(127)	(374)	106
Total comprehensive income	533	60	402
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	543	77	418
Eliminations [Member]
Condensed Statements of Comprehensive Income
Net income	(2,450)	(2,039)	(1,342)
Other comprehensive income (loss):
Translation adjustment	40	416	(118)
Pension liability	160	50	(7)
Unrealized gain (loss) on available for sale securities	1	3	(5)
Unrealized gain (loss) on derivatives, net of reclassifications	(30)	51	3
Other comprehensive income (loss)	171	520	(127)
Total comprehensive income	(2,279)	(1,519)	(1,469)
Total comprehensive income attributable to CNH Global N.V.	(2,279)	(1,519)	(1,469)
Consolidated [Member]
Condensed Statements of Comprehensive Income
Net income	1,133	924	438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	28	(51)	(3)
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	$ 888	$ 448	$ 610